Related Party Transactions - Schedule of Transactions with Key Personnel (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Credit Cards [member]
Disclosure of detailed information about financial instruments [line items]
MCh$	$ 89	$ 390
Consumer loans [member]
Disclosure of detailed information about financial instruments [line items]
MCh$	339	793
Commerical loans1[member]
Disclosure of detailed information about financial instruments [line items]
MCh$	536	815
Mortgages1 [member]
Disclosure of detailed information about financial instruments [line items]
MCh$	$ 2,325	$ 3,541